UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS
Advisory Research All Cap Value Fund (ADVGX)
Advisory Research International All Cap Value Fund (ADVEX)
Advisory Research International Small Cap Value Fund (ADVIX)
Advisory Research Global Value Fund (ADVWX)
Advisory Research Strategic Income Fund (ADVNX)

SEMI-ANNUAL REPORT
April 30, 2013

Advisory Research All Cap Value Fund
Advisory Research International All Cap Value Fund
Advisory Research International Small Cap Value Fund
Advisory Research Global Value Fund
Advisory Research Strategic Income Fund
Each a series of the Investment Managers Series Trust

Table of Contents
Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research International All Cap Value Fund	5
Advisory Research International Small Cap Value Fund	9
Advisory Research Global Value Fund	14
Advisory Research Strategic Income Fund	20
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	41
Expense Example	52

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus

www.ARIFunds.com

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	CONSUMER DISCRETIONARY – 16.1%
18,320	Bed Bath & Beyond, Inc.*	$1,260,416
19,720	Comcast Corp. - Class A	814,436
13,095	Core-Mark Holding Co., Inc.	681,464
8,300	DIRECTV*	469,448
12,610	Foot Locker, Inc.	439,711
11,455	McDonald's Corp.	1,170,013
10,870	Ross Stores, Inc.	718,181
17,420	Target Corp.	1,229,155
12,320	Tribune Co. *	699,160
		7,481,984

	CONSUMER STAPLES – 11.2%
8,800	Andersons, Inc.	479,776
7,450	Casey's General Stores, Inc.	431,430
4,650	JM Smucker Co.	480,019
14,080	PepsiCo, Inc.	1,161,178
14,437	Seneca Foods Corp. - Class A*	470,502
21,620	Unilever PLC - ADR	936,578
15,720	Wal-Mart Stores, Inc.	1,221,758
		5,181,241

	ENERGY – 10.5%
30,330	Carrizo Oil & Gas, Inc.*	734,593
11,220	Chevron Corp.	1,368,952
11,080	Gulfport Energy Corp.*	578,265
8,555	Pioneer Natural Resources Co.	1,045,678
9,360	Range Resources Corp.	688,147
5,985	SEACOR Holdings, Inc.	431,578
		4,847,213

	FINANCIALS – 22.0%
13,940	American Express Co.	953,636
23,030	American International Group, Inc.*	953,903
15,010	Berkshire Hathaway, Inc. - Class B*	1,595,863
14,280	CIT Group, Inc.*	607,043
21,300	Comerica, Inc.	772,125
4,780	Enstar Group Ltd.*	607,490
29,730	JPMorgan Chase & Co.	1,457,067
31,790	Leucadia National Corp.	981,993
39,300	Northfield Bancorp, Inc.	462,168
17,830	Plum Creek Timber Co., Inc. - REIT	918,958

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
27,050	U.S. Bancorp	$900,224
		10,210,470

	HEALTH CARE – 11.5%
7,970	Becton, Dickinson and Co.	751,571
7,420	Humana, Inc.	549,896
11,230	Johnson & Johnson	957,133
18,260	Medtronic, Inc.	852,377
20,770	Merck & Co., Inc.	976,190
20,435	UnitedHealth Group, Inc.	1,224,669
		5,311,836

	INDUSTRIALS – 17.6%
28,660	CSX Corp.	704,749
12,220	Deere & Co.	1,091,246
20,410	Emerson Electric Co.	1,132,959
12,920	GATX Corp.	658,274
25,060	Oshkosh Corp.*	983,856
16,250	Owens Corning*	683,475
14,590	Raytheon Co.	895,534
7,910	Union Pacific Corp.	1,170,364
9,480	United Technologies Corp.	865,429
		8,185,886

	INFORMATION TECHNOLOGY – 5.8%
5,355	International Business Machines Corp.	1,084,602
30,710	Microsoft Corp.	1,016,501
10,540	Motorola Solutions, Inc.	602,888
		2,703,991

	MATERIALS – 1.8%
9,750	Air Products & Chemicals, Inc.	847,860
	TOTAL COMMON STOCKS (Cost $36,033,752)	44,770,481

	SHORT-TERM INVESTMENTS – 3.6%
1,664,038	Fidelity Institutional Money Market Fund, 0.11%1	1,664,038

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,664,038)	1,664,038

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.1% (Cost $37,697,790)	$46,434,519
Liabilities in Excess of Other Assets – (0.1)%	(25,832)

TOTAL NET ASSETS – 100.0%	$46,408,687

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Oil, Gas & Consumable Fuels	9.5%
Insurance	6.8%
Diversified Financial Services	5.3%
Specialty Retail	5.2%
Commercial Banks	4.9%
Food & Staples Retailing	4.6%
Machinery	4.5%
Media	4.3%
Pharmaceuticals	4.2%
Food Products	4.1%
Road & Rail	4.0%
Health Care Providers & Services	3.8%
Aerospace & Defense	3.8%
Health Care Equipment & Supplies	3.5%
Multiline Retail	2.6%
Hotels, Restaurants & Leisure	2.5%
Beverages	2.5%
Electrical Equipment	2.4%
IT Services	2.3%
Software	2.2%
Consumer Finance	2.1%
Real Estate Investment Trusts (REITs)	2.0%
Chemicals	1.8%
Building Products	1.5%
Distributors	1.5%
Trading Companies & Distributors	1.4%
Communications Equipment	1.3%
Thrifts & Mortgage Finance	1.0%
Energy Equipment & Services	0.9%
Total Common Stocks	96.5%
Short-Term Investments	3.6%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	AUSTRALIA – 1.6%
2,199	Crown Ltd.	$29,424

	BELGIUM – 1.8%
1,020	NV Bekaert S.A.	32,866

	BERMUDA – 1.7%
3,783	Catlin Group Ltd.	30,923

	CANADA – 1.4%
7,489	Genesis Land Development Corp.*	24,901

	DENMARK – 2.1%
939	D/S Norden A/S	29,066
246	NKT Holding A/S	9,090
		38,156

	FRANCE – 12.9%
441	Cie Generale des Etablissements Michelin	37,293
1,468	GDF Suez	31,476
525	Nexans S.A.	24,125
902	Saft Groupe S.A.	22,197
370	Sanofi	40,004
1,868	Societe Television Francaise 1	19,737
562	Total S.A.	28,291
647	Vallourec S.A.	31,054
		234,177

	GERMANY – 6.3%
294	Krones A.G.	20,479
670	Leoni A.G.	30,310
532	Rheinmetall A.G.	25,263
1,800	Rhoen Klinikum A.G.	38,430
		114,482

	HONG KONG – 4.6%
38,000	Asian Citrus Holdings Ltd.	16,142
77,000	Emperor International Holdings	21,595
82,000	Fook Woo Group Holdings Ltd.*1	4,343
39,091	Golden Meditech Holdings Ltd.	4,587
10,500	Yue Yuen Industrial Holdings Ltd.	36,389
		83,056

	IRELAND – 2.1%
10,897	Beazley PLC	38,065

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY – 1.2%
3,117	Buzzi Unicem S.p.A.	$22,893

	JAPAN – 24.7%
1,700	Azbil Corp.	36,708
6,500	Bank of Yokohama Ltd.	39,544
6,000	Chugoku Marine Paints Ltd.	30,290
1,900	Daiseki Co., Ltd.	36,401
7,000	Denki Kagaku Kogyo KK	25,609
1,200	Doshisha Co., Ltd.	18,928
200	Hirose Electric Co., Ltd.	28,758
500	Hogy Medical Co., Ltd.	30,775
1,900	Hokuto Corp.	36,607
600	Japan Petroleum Exploration Co.	23,825
1,100	Namco Bandai Holdings, Inc.	20,049
200	Ono Pharmaceutical Co., Ltd.	13,191
500	Secom Co., Ltd.	27,887
2,600	Star Micronics Co., Ltd.	30,218
600	Tokyo Electron Ltd.	30,711
500	Toyota Industries Corp.	20,474
		449,975

	LUXEMBOURG – 1.4%
2,059	APERAM	25,421

	NETHERLANDS – 6.0%
1,981	Koninklijke Ahold N.V.	31,295
425	Koninklijke DSM N.V.	27,395
823	Royal Dutch Shell PLC - A Shares	28,018
305	Wereldhave N.V. - REIT	22,182
		108,890

	NORWAY – 3.1%
953	Aker A.S.A. - A Shares	29,471
1,859	Cermaq A.S.A.	27,765
		57,236

	PANAMA – 1.6%
1,326	Banco Latinoamericano de Comercio Exterior S.A. - Class E	30,087

	SINGAPORE – 2.3%
40,515	Ascendas India Trust	26,973
1,007	China Yuchai International Ltd.	14,380
		41,353

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA – 4.1%
1,920	DGB Financial Group, Inc.	$26,880
65	NongShim Co., Ltd.	19,810
740	Samsung Card Co., Ltd.	28,411
		75,101

	SWEDEN – 2.1%
2,091	Industrivarden A.B. - C Shares	39,222

	SWITZERLAND – 5.0%
1,523	GAM Holding A.G.	26,934
303	Holcim Ltd.	23,635
540	Novartis A.G.	39,975
		90,544

	UNITED KINGDOM – 9.1%
2,634	HSBC Holdings PLC	28,846
4,179	Investec PLC	29,590
983	Unilever PLC - ADR	42,584
10,510	Vodafone Group PLC	32,067
7,334	WM Morrison Supermarkets PLC	33,281

		166,368
	TOTAL COMMON STOCKS (Cost $1,561,275)	1,733,140

	SHORT-TERM INVESTMENTS – 3.2%
57,782	Fidelity Institutional Money Market Fund, 0.11%2	57,782
	TOTAL SHORT-TERM INVESTMENTS (Cost $57,782)	57,782

	TOTAL INVESTMENTS – 98.3% (Cost $1,619,057)	1,790,922
	Other Assets in Excess of Liabilities – 1.7%	30,072

	TOTAL NET ASSETS – 100.0%	$1,820,994

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.2% of net assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Food Products	7.8%
Commercial Banks	6.9%
Electronic Equipment, Instruments & Components	5.3%
Pharmaceuticals	5.1%
Auto Components	4.8%
Chemicals	4.6%
Oil, Gas & Consumable Fuels	4.4%
Machinery	4.1%
Real Estate Management & Development	4.0%
Insurance	3.8%
Diversified Financial Services	3.8%
Commercial Services & Supplies	3.8%
Food & Staples Retailing	3.5%
Metals & Mining	3.2%
Capital Markets	3.1%
Construction Materials	2.6%
Electrical Equipment	2.5%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Health Care Equipment & Supplies	1.9%
Wireless Telecommunication Services	1.8%
Multi-Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.7%
Hotels, Restaurants & Leisure	1.6%
Marine	1.6%
Consumer Finance	1.6%
Industrial Conglomerates	1.4%
Real Estate Investment Trusts (REITs)	1.2%
Leisure Equipment & Products	1.1%
Media	1.1%
Distributors	1.0%
Total Common Stocks	95.1%
Short-Term Investments	3.2%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.6%
	AUSTRALIA – 2.2%
84,587	Crown Ltd.	$1,131,849
208,360	Tassal Group Ltd.	464,414
		1,596,263

	AUSTRIA – 0.7%
39,673	EVN A.G.	535,635

	BELGIUM – 2.6%
9,226	Befimmo SCA Sicafi - REIT	640,366
38,405	NV Bekaert S.A.	1,237,472
		1,877,838

	BERMUDA – 2.0%
183,834	Catlin Group Ltd.	1,502,682

	CANADA – 1.5%
128,700	Genesis Land Development Corp. *	427,935
193,671	Genesis Land Development Corp. *1	644,000
		1,071,935

	DENMARK – 2.0%
40,111	D/S Norden A/S	1,241,601
6,751	NKT Holding A/S	249,460
		1,491,061

	FRANCE – 5.3%
22,324	Nexans S.A.	1,025,831
36,694	Saft Groupe S.A.	902,987
76,729	Societe Television Francaise 1	810,712
24,665	Vallourec S.A.	1,183,852
		3,923,382

	GERMANY – 9.4%
17,156	Hochtief A.G.*	1,193,692
13,896	Jungheinrich A.G.	573,811
12,779	Krones A.G.	890,139
34,659	Leoni A.G.	1,567,899
23,869	Rheinmetall A.G.	1,133,471
73,765	Rhoen Klinikum A.G.	1,574,897
		6,933,909

	HONG KONG – 6.1%
2,039,752	Asian Citrus Holdings Ltd.	866,452

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
1,965,000	Emperor Entertainment Hotel Ltd.	$598,955
3,235,083	Emperor International Holdings	907,301
1,710,000	Fook Woo Group Holdings Ltd.*2	90,566
4,834,000	Golden Meditech Holdings Ltd.	567,295
415,000	Yue Yuen Industrial Holdings Ltd.	1,438,237
		4,468,806

	IRELAND – 2.0%
414,661	Beazley PLC	1,448,480

	ITALY – 1.2%
84,768	Buzzi Unicem S.p.A.3	622,592
17,779	Buzzi Unicem S.p.A.3	272,270
		894,862

	JAPAN – 29.6%
364,000	Aozora Bank Ltd.	1,140,448
44,350	Arcs Co., Ltd.	879,911
77,000	Azbil Corp.	1,662,666
209,000	Bank of Yokohama Ltd.	1,271,506
224,250	Chugoku Marine Paints Ltd.	1,132,089
40,400	Cosel Co., Ltd.	463,606
72,800	Daiseki Co., Ltd.	1,394,718
302,000	Denki Kagaku Kogyo KK	1,104,849
78,200	Doshisha Co., Ltd.	1,233,466
3,900	Hirose Electric Co., Ltd.	560,779
18,800	Hogy Medical Co., Ltd.	1,157,157
77,700	Hokuto Corp.	1,497,052
29,700	Horiba Ltd.	1,073,791
22,900	Japan Petroleum Exploration Co.	909,307
37,600	Maruichi Steel Tube Ltd.	950,810
40,900	Namco Bandai Holdings, Inc.	745,461
11,200	Ono Pharmaceutical Co., Ltd.	738,672
48,265	Ryosan Co., Ltd.	875,186
82,500	Star Micronics Co., Ltd.	958,856
22,400	Tokyo Electron Ltd.	1,146,526
42,000	Tokyo Ohka Kogyo Co., Ltd.	910,426
		21,807,282

	LUXEMBOURG – 1.8%
104,451	APERAM	1,289,577

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 5.2%
66,412	Delta Lloyd N.V.	$1,277,038
18,994	Koninklijke DSM N.V.	1,224,319
18,316	Wereldhave N.V. - REIT	1,332,082
		3,833,439

	NORWAY – 3.5%
38,538	Aker A.S.A. - A Shares	1,191,760
92,458	Cermaq A.S.A.	1,380,889
		2,572,649

	PANAMA – 1.8%
58,489	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,327,115

	PUERTO RICO – 1.0%
47,427	OFG Bancorp	762,152

	SINGAPORE – 2.2%
1,277,000	Ascendas India Trust	850,159
55,458	China Yuchai International Ltd.	791,940
		1,642,099

	SOUTH KOREA – 4.3%
89,010	DGB Financial Group, Inc.	1,246,134
2,482	NongShim Co., Ltd.	756,424
29,540	Samsung Card Co., Ltd.	1,134,153
		3,136,711

	SWEDEN – 1.9%
72,368	Industrivarden A.B. - C Shares	1,357,445

	SWITZERLAND – 3.9%
65,955	GAM Holding A.G.	1,166,406
17,519	Pargesa Holding S.A.	1,221,908
15,704	Vontobel Holding A.G.	506,771
		2,895,085

	UNITED KINGDOM – 4.4%
414,307	Colt Group S.A.*	740,064
172,593	Investec PLC	1,222,091

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
287,206	WM Morrison Supermarkets PLC	$1,303,312
		3,265,467

	TOTAL COMMON STOCKS (Cost $61,696,568)	69,633,874

	SHORT-TERM INVESTMENTS – 5.5%
4,068,141	Fidelity Institutional Money Market Fund, 0.11%4	4,068,141
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,068,141)	4,068,141

	TOTAL INVESTMENTS – 100.1% (Cost $65,764,709)	73,702,015
	Liabilities in Excess of Other Assets – (0.1)%	(55,547)

	TOTAL NET ASSETS – 100.0%	$73,646,468

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Canadian security traded in the U.S.
2	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.1% of net assets.
3	Company has multiple classes of shares.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Banks	7.8%
Electronic Equipment, Instruments & Components	7.0%
Food Products	6.8%
Chemicals	5.9%
Insurance	5.7%
Diversified Financial Services	5.1%
Machinery	5.0%
Metals & Mining	4.7%
Capital Markets	3.9%
Real Estate Management & Development	3.9%
Electrical Equipment	3.3%
Food & Staples Retailing	3.0%
Real Estate Investment Trusts (REITs)	2.7%
Hotels, Restaurants & Leisure	2.4%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	2.1%
Auto Components	2.1%
Commercial Services & Supplies	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Marine	1.7%
Distributors	1.7%
Construction & Engineering	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Consumer Finance	1.5%
Industrial Conglomerates	1.5%
Oil, Gas & Consumable Fuels	1.2%
Construction Materials	1.2%
Media	1.1%
Leisure Equipment & Products	1.0%
Diversified Telecommunication Services	1.0%
Pharmaceuticals	1.0%
Electric Utilities	0.7%
Total Common Stocks	94.6%
Short-Term Investments	5.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.2%
	AUSTRALIA – 1.0%
13,905	Crown Ltd.	$186,061

	CANADA – 0.9%
50,880	Genesis Land Development Corp.*	169,179

	DENMARK – 0.9%
5,239	D/S Norden A/S	162,169

	FRANCE – 6.8%
2,751	Cie Generale des Etablissements Michelin	232,639
13,125	GDF Suez	281,414
4,967	Nexans S.A.	228,244
4,617	Total S.A.	232,415
5,739	Vallourec S.A.	275,456
		1,250,168

	GERMANY – 4.1%
3,926	Leoni A.G.	177,604
7,581	Rheinmetall A.G.	360,000
10,297	Rhoen Klinikum A.G.	219,843
		757,447

	HONG KONG – 1.2%
66,000	Yue Yuen Industrial Holdings Ltd.	228,732

	IRELAND – 1.2%
65,832	Beazley PLC	229,962

	JAPAN – 10.4%
50,000	Aozora Bank Ltd.	156,655
18,000	Azbil Corp.	388,675
51,000	Bank of Yokohama Ltd.	310,272
10,000	Chugoku Marine Paints Ltd.	50,483
9,000	Daiseki Co., Ltd.	172,424
19,900	Hokuto Corp.	383,415
4,200	Tokyo Electron Ltd.	214,974
5,700	Toyota Industries Corp.	233,403
		1,910,301

	LUXEMBOURG – 1.7%
25,231	APERAM	311,508

	NETHERLANDS – 4.5%
10,067	Delta Lloyd N.V.	193,579

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
11,792	Koninklijke Ahold N.V.	$186,286
3,437	Koninklijke DSM N.V.	221,543
6,894	Royal Dutch Shell PLC - A Shares	234,697
		836,105

	NORWAY – 1.6%
9,529	Aker A.S.A. - A Shares	294,677

	PANAMA – 1.1%
8,776	Banco Latinoamericano de Comercio Exterior S.A. - Class E	199,127

	SOUTH KOREA – 2.5%
12,740	DGB Financial Group, Inc.	178,359
7,210	Samsung Card Co., Ltd.	276,819
		455,178

	SWEDEN – 1.2%
11,424	Industrivarden A.B. - C Shares	214,286

	SWITZERLAND – 2.2%
1,900	Allied World Assurance Co. Holdings A.G.	172,539
3,088	Novartis A.G.	228,597
		401,136

	UNITED KINGDOM – 4.7%
22,573	Investec PLC	159,834
7,543	Unilever PLC - ADR	326,763
61,462	Vodafone Group PLC	187,527
42,103	WM Morrison Supermarkets PLC	191,059
		865,183

	UNITED STATES – 49.2%
1,944	Air Products & Chemicals, Inc.	169,050
10,101	Alexander & Baldwin, Inc. *	344,040
5,000	Allegheny Technologies, Inc.	134,900
4,000	American International Group, Inc.*	165,680
3,603	Andersons, Inc.	196,436
6,221	BankUnited, Inc.	157,702
2,500	Bed Bath & Beyond, Inc.*	172,000
1,719	Berkshire Hathaway, Inc. - Class B*	182,764
6,926	Carrizo Oil & Gas, Inc.*	167,748
7,333	CIT Group, Inc.*	311,726
3,497	Core-Mark Holding Co., Inc.	181,984
950	Crimson Wine Group Ltd. *	8,559

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,858	Deere & Co.	$255,219
70,237	Destination XL Group, Inc.*	349,780
4,413	Emerson Electric Co.	244,966
3,424	GATX Corp.	174,453
7,666	Gulfport Energy Corp.*	400,088
4,051	Hyatt Hotels Corp. - Class A*	172,897
9,859	Intrepid Potash, Inc.	181,504
3,658	JPMorgan Chase & Co.	179,279
8,520	Layne Christensen Co.*	174,064
10,861	Leucadia National Corp.	335,496
5,470	LSB Industries, Inc.*	178,650
7,000	MB Financial, Inc.	173,320
1,737	McDonald's Corp.	177,417
5,000	MDC Holdings, Inc.	188,000
5,388	Microsoft Corp.	178,343
4,308	Motorola Solutions, Inc.	246,418
2,800	Navigators Group, Inc.*	162,064
4,500	Oshkosh Corp.*	176,670
4,000	Owens Corning*	168,240
7,500	PH Glatfelter Co.	180,000
3,032	Pioneer Natural Resources Co.	370,601
3,460	Plum Creek Timber Co., Inc. - REIT	178,328
3,578	SEACOR Holdings, Inc.	258,010
8,732	Silver Bay Realty Trust Corp. - REIT	166,607
6,953	Susser Holdings Corp.*	369,691
8,000	TeleTech Holdings, Inc.*	170,320
3,211	Tribune Co. *	182,224
1,911	Union Pacific Corp.	282,752
6,000	Viad Corp.	156,300
3,000	Visteon Corp.*	176,370
3,521	Wal-Mart Stores, Inc.	273,652
		9,074,312
	TOTAL COMMON STOCKS (Cost $16,231,509)	17,545,531

	SHORT-TERM INVESTMENTS – 3.5%
643,335	Fidelity Institutional Money Market Fund, 0.11%1	643,335
	TOTAL SHORT-TERM INVESTMENTS (Cost $643,335)	643,335

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

TOTAL INVESTMENTS – 98.7% (Cost $16,874,844)	$18,188,866
Other Assets in Excess of Liabilities – 1.3%	232,311

TOTAL NET ASSETS – 100.0%	$18,421,177

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Banks	8.1%
Oil, Gas & Consumable Fuels	7.6%
Food & Staples Retailing	6.6%
Insurance	6.0%
Diversified Financial Services	5.6%
Auto Components	4.5%
Chemicals	4.4%
Food Products	3.9%
Machinery	3.8%
Hotels, Restaurants & Leisure	2.9%
Specialty Retail	2.8%
Real Estate Management & Development	2.8%
Electrical Equipment	2.6%
Metals & Mining	2.4%
Electronic Equipment, Instruments & Components	2.1%
Industrial Conglomerates	2.0%
Real Estate Investment Trusts (REITs)	1.9%
Commercial Services & Supplies	1.8%
Road & Rail	1.5%
Multi-Utilities	1.5%
Consumer Finance	1.5%
Energy Equipment & Services	1.4%
Communications Equipment	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Pharmaceuticals	1.2%
Health Care Providers & Services	1.2%
Semiconductors & Semiconductor Equipment	1.2%
Household Durables	1.0%
Wireless Telecommunication Services	1.0%
Media	1.0%
Distributors	1.0%
Paper & Forest Products	1.0%
Software	1.0%
Trading Companies & Distributors	0.9%
Construction & Engineering	0.9%
IT Services	0.9%
Building Products	0.9%
Marine	0.9%
Capital Markets	0.9%
Beverages	0.0%
Total Common Stocks	95.2%

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Short-Term Investments	3.5%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 11.6%
	COMMUNICATIONS – 2.3%
27,900	AT&T, Inc.	$1,045,134
25,255	CenturyLink, Inc.	948,831
23,860	Meredith Corp.	926,245
		2,920,210

	CONSUMER, NON-CYCLICAL – 3.7%
40,355	Altria Group, Inc.	1,473,361
23,180	GlaxoSmithKline PLC - ADR	1,197,015
21,760	Kraft Foods Group, Inc.	1,120,423
20,130	Merck & Co., Inc.	946,110
		4,736,909

	ENERGY – 2.3%
16,560	ConocoPhillips	1,001,052
17,960	ONEOK Partners LP	971,636
18,170	Plains All American Pipeline LP	1,043,321
		3,016,009

	FINANCIAL – 0.7%
34,830	Government Properties Income Trust - REIT	907,321

	UTILITIES – 2.6%
25,270	AGL Resources, Inc.	1,108,090
12,860	Duke Energy Corp.	967,072
25,640	Southern Co.	1,236,617
		3,311,779

	TOTAL COMMON STOCKS (Cost $12,538,792)	14,892,228

Principal Amount

	CORPORATE BONDS – 19.6%
	BASIC MATERIALS – 2.2%
$1,450,000	Alcoa, Inc. 5.400%, 4/15/20211	1,516,158
1,125,000	ArcelorMittal 6.125%, 6/1/20181	1,233,670
		2,749,828

	COMMUNICATIONS – 1.0%
1,200,000	CenturyLink, Inc. 6.450%, 6/15/20211	1,328,575

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL – 3.4%
$1,500,000	Ingram Micro, Inc. 5.250%, 9/1/20171	$1,639,911
	L Brands, Inc.
500,000	5.250%, 11/1/20141	528,125
1,450,000	5.625%, 2/15/20221	1,571,438
600,000	Vail Resorts, Inc. 6.500%, 5/1/20191	645,750
		4,385,224

	CONSUMER, NON-CYCLICAL – 0.4%
500,000	RR Donnelley & Sons Co. 4.950%, 4/1/20141	514,375

	DIVERSIFIED – 1.7%
1,880,000	Leucadia National Corp. 8.125%, 9/15/2015	2,133,800

	ENERGY – 4.7%
750,000	Frontier Oil Corp. 6.875%, 11/15/20181	812,812
1,050,000	Peabody Energy Corp. 6.500%, 9/15/20201	1,144,500
1,100,000	QEP Resources, Inc. 6.800%, 4/1/20181	1,210,000
	Range Resources Corp.
700,000	6.750%, 8/1/20201	777,000
500,000	5.750%, 6/1/20211	548,750
1,450,000	SEACOR Holdings, Inc. 7.375%, 10/1/20191	1,580,590
		6,073,652

	FINANCIAL – 6.2%
2,150,000	General Electric Capital Corp. 7.125%, 12/29/20491, 2	2,516,865
1,150,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/20381, 2	1,367,350
500,000	Merrill Lynch & Co., Inc. 5.700%, 5/2/20171	557,318
1,200,000	Prudential Financial, Inc. 5.200%, 3/15/20441, 2	1,221,000
1,150,000	SLM Corp. 8.450%, 6/15/20181	1,350,412

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$620,000	Weyerhaeuser Co. 7.950%, 3/15/2025	$853,455
		7,866,400
	TOTAL CORPORATE BONDS (Cost $23,891,028)	25,051,854

Number of Shares

	MUTUAL FUNDS – 3.7%
43,303	John Hancock Preferred Income Fund	1,033,210
22,900	John Hancock Preferred Income Fund II	538,608
130,000	Nuveen Quality Preferred Income Fund	1,197,300
51,430	PIMCO Corporate & Income Strategy Fund	949,912
65,470	Wells Fargo Advantage Multi-Sector Income Fund	1,099,241
	TOTAL MUTUAL FUNDS (Cost $4,377,679)	4,818,271

	PREFERRED STOCKS – 61.1%
	COMMUNICATIONS – 2.3%
8,227	Comcast Corp. 5.000%, 12/15/20171	211,598
	Telephone & Data Systems, Inc.
31,000	6.875%, 11/15/20151	826,150
55,400	7.000%, 3/15/20161	1,493,030
17,700	5.875%, 12/1/20171	454,005
		2,984,783

	CONSUMER, NON-CYCLICAL – 0.1%
4,858	CHS, Inc. 8.000%, 5/30/20131	157,399

	FINANCIAL – 52.5%
75,150	Affiliated Managers Group, Inc. 6.375%, 8/15/20171	2,034,310
43,967	Aflac, Inc. 5.500%, 9/26/20171	1,173,919
58,836	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/20171	1,563,861
46,154	Allstate Corp. 5.100%, 1/15/20231, 2	1,227,696
44,000	American Financial Group, Inc. 6.375%, 6/12/20171	1,186,680
45,372	American International Group, Inc. 6.450%, 5/30/20131, 2	1,157,440

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
33,693	Ameriprise Financial, Inc. 7.750%, 6/15/20141	$934,307
35,050	Associated Banc-Corp 8.000%, 9/15/20161	1,011,543
2,330	Bank of America Corp. 7.250%, 12/31/20493	2,900,104
45,000	Bank of New York Mellon Corp. 5.200%, 9/20/20171	1,152,900
	BB&T Corp.
83,000	5.850%, 5/1/20171	2,196,180
49,800	5.625%, 8/1/20171	1,282,350
72,000	Capital One Financial Corp. 6.000%, 9/1/20171	1,880,640
79,000	Charles Schwab Corp. 6.000%, 9/1/20171	2,130,630
51,630	Citigroup Capital IX 6.000%, 5/30/20131	1,317,081
45,000	Citigroup Capital XIII 7.875%, 10/30/20151, 2	1,270,800
50,000	CommonWealth REIT 7.500%, 11/15/20141	1,083,000
31,097	CorTS Trust II for Provident Financing Trust I 8.200%, 5/15/20131	872,271
45,000	Discover Financial Services 6.500%, 12/1/20171	1,194,300
	Goldman Sachs Group, Inc.
27,500	6.500%, 11/1/20161	764,225
19,300	5.950%, 11/10/20171	495,624
50,000	5.500%, 5/10/20231, 2	1,285,500
12,342	Hartford Financial Services Group, Inc. 7.875%, 4/15/20221, 2	382,232
68,000	HSBC USA, Inc. 6.500%, 5/30/20131	1,749,640
	JPMorgan Chase & Co.
57,000	8.625%, 9/1/20131	1,454,070
35,700	5.500%, 9/1/20171	907,137
64,450	Kimco Realty Corp. 6.000%, 3/20/20171	1,725,971
65,760	Morgan Stanley Capital Trust IV 6.250%, 5/30/20131	1,667,674
28,748	Morgan Stanley Capital Trust V 5.750%, 5/30/20131	724,450
	PNC Financial Services Group, Inc.
49,000	5.375%, 12/1/20171	1,258,810

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
53,000	6.125%, 5/1/20221, 2	$1,521,100
13,213	Post Properties, Inc. 8.500%, 10/1/20261	873,247
	Prudential Financial, Inc.
16,100	5.750%, 12/4/20171	415,219
19,250	5.700%, 3/15/20181	490,105
40,608	PS Business Parks, Inc. 6.875%, 10/15/20151	1,083,828
	Public Storage
51,955	6.875%, 4/15/20151	1,443,829
14,000	6.500%, 4/14/20161	385,560
11,000	5.750%, 3/13/20171	285,450
10,397	5.625%, 6/15/20171	270,010
20,000	5.200%, 1/16/20181	506,600
53,600	Raymond James Financial, Inc. 6.900%, 3/15/20171	1,492,224
	SL Green Realty Corp.
10,643	7.625%, 5/30/20131	270,758
46,900	6.500%, 8/10/20171	1,213,772
50,000	State Street Corp. 5.250%, 9/15/20171	1,274,000
	Stifel Financial Corp.
62,136	6.700%, 1/15/20151	1,684,507
9,650	5.375%, 12/31/20151	258,620
52,000	SunTrust Banks, Inc. 5.875%, 3/15/20181	1,327,560
93,612	U.S. Bancorp 6.000%, 4/15/20171, 2	2,626,753
11,245	VNB Capital Trust I 7.750%, 5/30/20131	288,659
50,000	Vornado Realty Trust 5.400%, 1/25/20181	1,245,500
61,000	W.R. Berkley Capital Trust II 6.750%, 5/26/20131	1,531,100
72,300	W.R. Berkley Corp. 5.625%, 5/2/20181	1,812,019
	Wells Fargo & Co.
22,000	5.200%, 9/15/20171	563,860
79,265	8.000%, 12/15/20171	2,437,399
68,988	Zions Bancorporation 6.300%, 3/15/20231, 2	1,873,024
		67,160,048

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	INDUSTRIAL – 1.7%
80,200	Stanley Black & Decker, Inc. 5.750%, 7/25/20171	$2,130,914

	UTILITIES – 4.5%
42,770	Constellation Energy Group, Inc. 8.625%, 6/15/20131	1,088,497
43,050	Dominion Resources, Inc. 8.375%, 6/15/20141	1,168,807
51,320	NextEra Energy Capital Holdings, Inc. 8.750%, 3/1/20141	1,379,995
57,000	SCE Trust I 5.625%, 6/15/20171	1,524,750
24,000	Xcel Energy, Inc. 7.600%, 5/31/20131	607,200
		5,769,249
	TOTAL PREFERRED STOCKS (Cost $74,097,392)	78,202,393

	SHORT-TERM INVESTMENTS – 5.9%
7,508,068	Fidelity Institutional Money Market Fund, 0.11%4	7,508,068
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,508,068)	7,508,068

	TOTAL INVESTMENTS – 101.9% (Cost $122,412,959)	130,472,814
	Liabilities in Excess of Other Assets – (1.9)%	(2,476,217)

	TOTAL NET ASSETS – 100.0%	$127,996,597

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	Callable.
2	Variable, floating or step rate security.
3	Convertible security.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Preferred Stocks
Financial	52.5%
Utilities	4.5%
Communications	2.3%
Industrial	1.7%
Consumer, Non-cyclical	0.1%
Total Preferred Stocks	61.1%
Corporate Bonds
Financial	6.2%
Energy	4.7%
Consumer, Cyclical	3.4%
Basic Materials	2.2%
Diversified	1.7%
Communications	1.0%
Consumer, Non-cyclical	0.4%
Total Corporate Bonds	19.6%
Common Stocks
Consumer, Non-cyclical	3.7%
Utilities	2.6%
Energy	2.3%
Communications	2.3%
Financial	0.7%
Total Common Stocks	11.6%
Mutual Funds
Financial	3.7%
Total Mutual Funds	3.7%
Short-Term Investments	5.9%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

	All Cap	International	International
	Value	All Cap Value	Small Cap Value
	Fund	Fund	Fund
Assets:
Investments, at cost	$37,697,790	$1,619,057	$65,764,709
Foreign currency, at cost	-	8,385	20,359
Investments, at value	$46,434,519	$1,790,922	$73,702,015
Foreign currency, at value	-	8,431	20,470
Receivables:
Investment securities sold	-	24,041	-
Fund shares sold	6,480	-	3,114
Dividends and interest	27,867	12,189	449,437
Advisor	-	13,892	-
Prepaid expenses	607	13,228	24,921
Prepaid offering costs	-	-	-
Total assets	46,469,473	1,862,703	74,199,957

Liabilities:
Payables:
Investment securities purchased	-	10,307	468,797
Fund shares redeemed	-	-	-
Advisory fees	28,848	-	44,075
Auditing fees	7,935	7,441	7,934
Fund accounting fees	5,573	9,320	9,323
Administration fees	5,512	4,967	8,950
Transfer agent fees and expenses	4,786	3,306	3,242
Trustees' fees and expenses	1,195	1,212	1,177
Chief Compliance Officer fees	469	224	71
Other accrued expenses	6,468	4,932	9,920
Total liabilities	60,786	41,709	553,489

Net Assets	$46,408,687	$1,820,994	$73,646,468

Components of Net Assets:
Paid-in capital	$36,528,045	$1,761,020	$64,607,252
Accumulated net investment income (loss)	38,643	5,855	(25,339)
Accumulated net realized gain (loss) on investments and foreign currency	1,105,270	(117,913)	1,138,871
Net unrealized appreciation (depreciation) on:
Investments	8,736,729	171,865	7,937,306
Foreign currency translations	-	167	(11,622)
Net Assets	$46,408,687	$1,820,994	$73,646,468

Number of shares issued and outstanding (par value of $0.01
per share with unlimited number of shares authorized)	3,176,925	188,310	6,370,701
Net asset value per share	$14.61	$9.67	$11.56

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

	Global	Strategic
	Value	Income
	Fund	Fund
Assets:
Investments, at cost	$16,874,844	$122,412,959
Foreign currency, at cost	-	-
Investments, at value	$18,188,866	$130,472,814
Foreign currency, at value	-	-
Receivables:
Investment securities sold	-	-
Fund shares sold	200,361	398,970
Dividends and interest	72,312	621,282
Advisor	-	-
Prepaid expenses	11,202	15,155
Prepaid offering costs	-	18,666
Total assets	18,472,741	131,526,887

Liabilities:
Payables:
Investment securities purchased	-	3,351,915
Fund shares redeemed	20,308	39,000
Advisory fees	4,911	65,715
Auditing fees	7,934	6,295
Fund accounting fees	6,322	7,672
Administration fees	5,021	14,609
Transfer agent fees and expenses	3,652	3,716
Trustees' fees and expenses	843	571
Chief Compliance Officer fees	115	169
Other accrued expenses	2,458	40,628
Total liabilities	51,564	3,530,290

Net Assets	$18,421,177	$127,996,597

Components of Net Assets:
Paid-in capital	$16,459,994	$118,324,565
Accumulated net investment income (loss)	39,325	(224,959)
Accumulated net realized gain (loss) on investments and foreign currency	608,521	1,837,136
Net unrealized appreciation (depreciation) on:
Investments	1,314,022	8,059,855
Foreign currency translations	(685)	-
Net Assets	$18,421,177	$127,996,597

Number of shares issued and outstanding (par value of $0.01
per share with unlimited number of shares authorized)	1,451,102	12,368,990
Net asset value per share	$12.69	$10.35

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2013 (Unaudited)

	All Cap	International	International
	Value	All Cap Value	Small Cap Value
	Fund	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $203, $3,002 and $111,616, respectively)	$393,341	$25,228	$890,832
Interest	863	31	2,015
Total investment income	394,204	25,259	892,847

Expenses:
Advisory fees	200,052	8,505	318,534
Administration fees	22,461	18,585	35,516
Fund accounting fees and expenses	18,031	26,381	35,704
Transfer agent fees and expenses	12,299	9,720	13,885
Registration fees	11,405	11,405	11,405
Auditing fees	7,935	7,439	7,935
Custody fees	5,732	7,140	26,070
Legal fees	4,215	4,711	5,951
Trustees' fees and expenses	2,976	2,976	3,224
Shareholder reporting fees	2,480	2,480	3,472
Chief Compliance Officer fees	1,958	1,909	1,958
Insurance	784	595	769
Offering costs	-	-	-
Miscellaneous	3,720	2,233	3,965

Total expenses	294,048	104,079	468,388
Advisory fees waived	(54,023)	(8,505)	(44,875)
Other expenses absorbed	-	(84,138)	-
Net expenses	240,025	11,436	423,513
Net investment income	154,179	13,823	469,334

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,503,076	(40,040)	1,283,779
Foreign currency transactions	-	(341)	(23,565)
Net realized gain (loss)	1,503,076	(40,381)	1,260,214
Net change in unrealized appreciation/depreciation on:
Investments	3,965,993	226,417	5,914,445
Foreign currency translations	-	257	(7,373)
Net change in unrealized appreciation/depreciation	3,965,993	226,674	5,907,072

Net realized and unrealized gain on investments and foreign currency	5,469,069	186,293	7,167,286
Net Increase in Net Assets from Operations	$5,623,248	$200,116	$7,636,620

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2013 (Unaudited)

	Global	Strategic
	Value	Income
	Fund	Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $15,939 and $0, respectively)	$174,187	$1,854,165
Interest	394	314,989
Total investment income	174,581	2,169,154

Expenses:
Advisory fees	71,269	283,544
Administration fees	18,395	41,864
Fund accounting fees and expenses	21,620	17,983
Transfer agent fees and expenses	10,612	8,967
Registration fees	11,405	7,482
Auditing fees	7,935	6,295
Custody fees	5,951	3,617
Legal fees	3,967	2,466
Trustees' fees and expenses	2,976	1,973
Shareholder reporting fees	2,232	1,151
Chief Compliance Officer fees	1,933	1,019
Insurance	644	1,644
Offering costs	-	8,317
Miscellaneous	1,984	4,652

Total expenses	160,923	390,974
Advisory fees waived	(64,703)	(24,117)
Other expenses absorbed	-	-
Net expenses	96,220	366,857
Net investment income	78,361	1,802,297

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	882,865	1,837,136
Foreign currency transactions	6,978	-
Net realized gain (loss)	889,843	1,837,136
Net change in unrealized appreciation/depreciation on:
Investments	655,507	2,556,808
Foreign currency translations	(131)	-
Net change in unrealized appreciation/depreciation	655,376	2,556,808

Net realized and unrealized gain on investments and foreign currency	1,545,219	4,393,944
Net Increase in Net Assets from Operations	$1,623,580	$6,196,241

*	Commenced operations on December 31, 2012.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended April 30, 2013	For the Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$154,179	$349,629
Net realized gain (loss) on:
Investments	1,503,076	(450,519)
Net change in unrealized appreciation/depreciation on:
Investments	3,965,993	3,421,728
Net increase in net assets resulting from operations	5,623,248	3,320,838

Distributions to Shareholders:
From net investment income	(331,998)	(153,231)
From net realized gains	-	(16,089)
Total distributions to shareholders	(331,998)	(169,320)

Capital Transactions:
Proceeds from shares sold	5,059,457	2,999,255
Reinvestment of distributions	257,149	135,819
Cost of shares redeemed1	(951,486)	(1,489,166)
Net increase in net assets from capital transactions	4,365,120	1,645,908

Total increase in net assets	9,656,370	4,797,426

Net Assets:
Beginning of period	36,752,317	31,954,891
End of period	$46,408,687	$36,752,317

Accumulated net investment income	$38,643	$216,462

Capital Share Transactions:
Shares sold	365,477	239,989
Shares issued on reinvestment	19,903	11,579
Shares redeemed	(70,271)	(120,747)
Net increase in capital share transactions	315,109	130,821

1	Net of redemption fee proceeds of $0 and $4, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended April 30, 2013	For the Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$13,823	$29,316
Net realized loss on:
Investments	(40,040)	(54,760)
Foreign currency	(341)	(418)
Net change in unrealized appreciation/depreciation on:
Investments	226,417	137,347
Foreign currency	257	(49)
Net increase in net assets resulting from operations	200,116	111,436

Distributions to Shareholders:
From net investment income	(40,300)	(10,530)
Total distributions to shareholders	(40,300)	(10,530)

Capital Transactions:
Proceeds from shares sold	17,000	300,000
Reinvestment of distributions	34,449	8,419
Cost of shares redeemed1	(9,740)	(78,284)
Net increase in net assets from capital transactions	41,709	230,135

Total increase in net assets	201,525	331,041

Net Assets:
Beginning of period	1,619,469	1,288,428
End of period	$1,820,994	$1,619,469

Accumulated net investment income	$5,855	$32,331

Capital Share Transactions:
Shares sold	1,845	34,871
Shares issued on reinvestment	3,832	1,109
Shares redeemed	(1,083)	(10,234)
Net increase in capital share transactions	4,594	25,746

1	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended April 30, 2013	For the Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$469,334	$705,552
Net realized gain (loss) on:
Investments	1,283,779	576,155
Foreign currency	(23,565)	(5,669)
Net change in unrealized appreciation/depreciation on:
Investments	5,914,445	2,788,541
Foreign currency	(7,373)	(3,319)
Net increase in net assets resulting from operations	7,636,620	4,061,260

Distributions to Shareholders:
From net investment income	(980,416)	(611,876)
From net realized gains	(409,084)	(555,737)
Total distributions to shareholders	(1,389,500)	(1,167,613)

Capital Transactions:
Proceeds from shares sold	18,024,832	18,483,899
Reinvestment of distributions	1,300,483	1,121,518
Cost of shares redeemed1	(573,460)	(4,247,955)
Net increase in net assets from capital transactions	18,751,855	15,357,462

Total increase in net assets	24,998,975	18,251,109

Net Assets:
Beginning of period	48,647,493	30,396,384
End of period	$73,646,468	$48,647,493

Accumulated net investment income (loss)	$(25,339)	$485,743

Capital Share Transactions:
Shares sold	1,662,007	1,894,309
Shares issued on reinvestment	121,088	124,337
Shares redeemed	(52,435)	(413,508)
Net increase in capital share transactions	1,730,660	1,605,138

1	Net of redemption fee proceeds of $264 and $2,915, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended April 30, 2013	For the Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$78,361	$122,869
Net realized gain (loss) on:
Investments	882,865	109,645
Foreign currency	6,978	(2,569)
Net change in unrealized appreciation/depreciation on:
Investments	655,507	784,362
Foreign currency	(131)	(335)
Net increase in net assets resulting from operations	1,623,580	1,013,972

Distributions to Shareholders:
From net investment income	(166,598)	(115,276)
Total distributions to shareholders	(166,598)	(115,276)

Capital Transactions:
Proceeds from shares sold	5,198,357	1,876,732
Reinvestment of distributions	148,465	114,241
Cost of shares redeemed1	(325,809)	(562,810)
Net increase in net assets from capital transactions	5,021,013	1,428,163

Total increase in net assets	6,477,995	2,326,859

Net Assets:
Beginning of period	11,943,182	9,616,323
End of period	$18,421,177	$11,943,182

Accumulated net investment income	$39,325	$127,562

Capital Share Transactions:
Shares sold	421,189	170,325
Shares issued on reinvestment	12,788	11,289
Shares redeemed	(26,459)	(51,973)
Net increase in capital share transactions	407,518	129,641

1	Net of redemption fee proceeds of $0 and $39, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 31, 2012*
to April 30, 2013
(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,802,297
Net realized gain on:
Investments	1,837,136
Net change in unrealized appreciation/depreciation on:
Investments	2,556,808
Net increase in net assets resulting from operations	6,196,241

Distributions to Shareholders:
From net investment income	(2,027,256)
Total distributions to shareholders	(2,027,256)

Capital Transactions:
Proceeds from shares sold	6,876,880
Issued in connection with reorganization of private fund (Note 1)	116,694,966
Reinvestment of distributions	1,900,149
Cost of shares redeemed1	(1,644,383)
Net increase in net assets from capital transactions	123,827,612

Total increase in net assets	127,996,597

Net Assets:
Beginning of period	-
End of period	$127,996,597

Accumulated net investment loss	$(224,959)

Capital Share Transactions:
Shares sold	674,719
Shares issued in connection with reorganization of private fund (Note 1)	11,669,376
Shares issued on reinvestment	185,714
Shares redeemed	(160,819)
Net increase in capital share transactions	12,368,990

*	Commencement of operations.
1	Net of redemption fee proceeds of $1,161.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the Period November 16, 2009* to October 31, 2010
Net asset value, beginning of period	$12.84		$11.70		$11.16		$10.00
Income from investment operations:
Net investment income	0.05	1	0.12	1	0.08	1	0.02
Net realized and unrealized gain on investments	1.84		1.09		0.75		1.14
Total from investment operations	1.89		1.21		0.83		1.16

Less distributions:
From net investment income	(0.12)		(0.06)		(0.03)		-
From net realized gain	-		(0.01)		(0.26)		-
Total distributions	(0.12)		(0.07)		(0.29)		-

Redemption fee proceeds	-		-	2	-		-

Net asset value, end of period	$14.61		$12.84		$11.70		$11.16

Total return	14.81%	3	10.32%		7.45%		11.60%	3

Ratios and Supplemental Data:
Net assets, end of period (millions)	$46.4		$36.8		$32.0		$8.6

Ratio of expenses to average net assets: 5
Before fees waived and expenses absorbed	1.47%	4	1.51%		2.09%		4.57%	4
After fees waived and expenses absorbed	1.20%	4	1.20%		1.20%		1.20%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.50%	4	0.69%		(0.24%)		(3.07%)	4
After fees waived and expenses absorbed	0.77%	4	1.00%		0.65%		0.30%	4
Portfolio turnover rate	25%	3	20%		18%		35%	3

*	Commencement of operations.
1	Based on average shares method.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The Advisor has contractually agreed to limit the operating expenses of the All Cap Value Fund to 1.20%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012	For the Period May 2, 2011* to October 31, 2011
Net asset value, beginning of period	$8.82		$8.16	$10.00
Income (loss) from investment operations:
Net investment income1	0.07		0.18	0.06
Net realized and unrealized gain (loss) on investments	1.00		0.55	(1.90)
Total from investment operations	1.07		0.73	(1.84)

Less distributions:
From net investment income	(0.22)		(0.07)	-
Total distributions	(0.22)		(0.07)	-

Redemption fee proceeds	-		-	-

Net asset value, end of period	$9.67		$8.82	$8.16

Total return	12.31%	2	9.04%	(18.40%)	2

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1.8		$1.6	$1.3

Ratio of expenses to average net assets:4
Before fees waived and expenses absorbed	12.28%	3	15.41%	22.47%	3
After fees waived and expenses absorbed	1.35%	3	1.35%	1.35%	3
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(9.30%)	3	(11.84%)	(19.68%)	3
After fees waived and expenses absorbed	1.63%	3	2.22%	1.44%	3
Portfolio turnover rate	23%	2	37%	8%	2

*	Commencement of operations.
1	Based on average shares method.
2	Not annualized.
3	Annualized.
4	The Advisor has contractually agreed to limit the operating expenses of the International All Cap Value Fund to 1.35%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the Period March 31, 2010* to October 31, 2010
Net asset value, beginning of period	$10.48		$10.02		$10.51		$10.00
Income from investment operations:
Net investment income	0.08	1	0.18	1	0.15	1	0.03
Net realized and unrealized gain (loss) on investments	1.30		0.66		(0.24)		0.48
Total from investment operations	1.38		0.84		(0.09)		0.51

Less distributions:
From net investment income	(0.21)		(0.20)		(0.33)		-
From net realized gain	(0.09)		(0.18)		(0.07)		-
Total distributions	(0.30)		(0.38)		(0.40)		-

Redemption fee proceeds	-	2	-	2	-	2	-

Net asset value, end of period	$11.56		$10.48		$10.02		$10.51

Total return	13.37%	3	9.03%		(1.02%)		5.10%	3

Ratios and Supplemental Data:
Net assets, end of period (millions)	$73.6		$48.6		$30.4		$23.5

Ratio of expenses to average net assets:5
Before fees waived and expenses absorbed	1.47%	4	1.61%		1.84%		2.58%	4
After fees waived and expenses absorbed	1.33%	4	1.35%		1.35%		1.35%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.33%	4	1.55%		0.85%		(0.43%)	4
After fees waived and expenses absorbed	1.47%	4	1.81%		1.34%		0.80%	4
Portfolio turnover rate	21%	3	31%		30%		18%	3

*	Commencement of operations.
1	Based on average shares method.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Prior to April 1, 2013, the Advisor has contractually agreed to limit the operating expenses of the International Small Cap Value Fund to 1.35%. Effective April 1, 2013, the the Advisor has contractually agreed to limit the operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the Period July 30, 2010* to October 31, 2010
Net asset value, beginning of period	$11.44		$10.52		$10.58		$10.00
Income from investment operations:
Net investment income	0.07	1	0.12	1	0.11	1	0.01
Net realized and unrealized gain on investments	1.34		0.93		0.01		0.57
Total from investment operations	1.41		1.05		0.12		0.58

Less distributions:
From net investment income	(0.16)		(0.13)		(0.18)		-
Total distributions	(0.16)		(0.13)		(0.18)		-

Redemption fee proceeds	-		-	2	-	2	-

Net asset value, end of period	$12.69		$11.44		$10.52		$10.58

Total return	12.35%	3	10.10%		1.06%		5.80%	3

Ratios and Supplemental Data:
Net assets, end of period (millions)	$18.4		$11.9		$9.6		$7.2

Ratio of expenses to average net assets:5
Before fees waived and expenses absorbed	2.26%	4	2.53%		2.93%		5.29%	4
After fees waived and expenses absorbed	1.35%	4	1.35%		1.35%		1.35%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.19%	4	(0.05%)		(0.62%)		(3.43%)	4
After fees waived and expenses absorbed	1.10%	4	1.13%		0.96%		0.51%	4
Portfolio turnover rate	49%	3	37%		76%		18%	3

*	Commencement of operations.
1	Based on average shares method.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The Advisor has contractually agreed to limit the operating expenses of the Global Value Fund to 1.35%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 31, 2012* to April 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income1	0.15
Net realized and unrealized gain on investments	0.37
Total from investment operations	0.52

Less distributions:
From net investment income	(0.17)
Total distributions	(0.17)

Redemption fee proceeds	-	2

Net asset value, end of period	$10.35

Total return	5.20%	3

Ratios and Supplemental Data:
Net assets, end of period (millions)	$128.0

Ratio of expenses to average net assets:5
Before fees waived and expenses absorbed	0.96%	4
After fees waived and expenses absorbed	0.90%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.36%	4
After fees waived and expenses absorbed	4.42%	4
Portfolio turnover rate	26%	3

*	Commencement of operations.
1	Based on average shares method.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The Advisor has contractually agreed to limit the operating expenses of the Strategic Income Fund to 0.90%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Global Value Fund (the “Global Value Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund and Strategic Income Fund are diversified funds.  The International All Cap Value Fund, International Small Cap Value Fund, and Global Value Fund are non-diversified funds.  The All Cap Value Fund, International All Cap Value Fund, International Small Cap Value Fund, and Global Value Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income.  The All Cap Value Fund commenced investment operations on November 16, 2009, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Global Value Fund commenced investment operations on July 30, 2010 and the Strategic Income Fund commenced investment operations on December 31, 2012.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Partnership”).  This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Partnership on December 31, 2012.  The investment portfolio of the Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund.  For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

The Global Value Fund commenced operations on July 30, 2010, prior to which its only activity was the receipt of a $50,000 investment from a portfolio manager of the Fund and a $4,674,017 transfer of shares of the Global Value Fund in exchange for the net assets of the Advisory Research Global All Cap Fund LP, a Delaware limited partnership (the “Partnership”).  This exchange was nontaxable, whereby the Global Value Fund issued 467,402 shares for the net assets of the Partnership with a fair value of $4,674,017 (identified cost of investment transferred $4,722,168) on July 30, 2010.  For financial reporting purposes, assets received and shares issued by Global Value Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Global Value Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.  The Global Value Fund assumed $8,226 in net liabilities as part of this exchange.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Strategic Income Fund incurred offering costs of approximately $26,982, which were amortized over a one-year period from December 31, 2012 (commencement of operations).

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Strategic Income Fund which will distribute income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Annual Advisory Fee
All Cap Value Fund	1.00%
International All Cap Value Fund	1.00%
International Small Cap Value Fund	1.00%
Global Value Fund	1.00%
Strategic Income Fund	0.70%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the following levels through February 28, 2014:

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Expense Limit as a % of average daily net assets
All Cap Value Fund	1.20%
International All Cap Value Fund	1.35%
International Small Cap Value Fund*	1.25%
Global Value Fund	1.35%
Strategic Income Fund	0.90%

*
Prior to April 1, 2013 the Advisor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.35% of the Fund's average daily net assets.

The Advisor waived fees and absorbed other expenses of $54,023 from the All Cap Value Fund,  $92,643 from the International All Cap Value Fund, $44,875 from the International Small Cap Value Fund, $64,703 from the Global Value Fund and $24,117 from the Strategic Income Fund for the period ended April 30, 2013.  The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund	Strategic Income Fund
2013	$181,135	$-	$108,722	$60,999	$-
2014	130,836	108,690	148,466	161,568	-
2015	109,215	185,923	100,922	127,905	-
2016	54,023	92,643	44,875	64,703	24,117
Total	$475,209	$387,256	$402,985	$415,175	$24,117

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period ended April 30, 2013, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees for CCO services for the period ended April 30, 2013 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2013, gross unrealized appreciation (depreciation) of investments and foreign currency translations, based on cost for federal income tax purposes were as follows:

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

		International	International	Global	Strategic
	All Cap	All Cap	Small Cap	Value	Income
	Value Fund	Value Fund	Value Fund	Fund	Fund

Cost of investments	$37,697,790	$1,619,684	$65,819,556	$16,914,429	$122,412,959

Gross unrealized appreciation	$8,886,202	$240,198	$10,246,328	$1,709,947	$8,359,258
Gross unrealized depreciation	(149,473)	(68,960)	(2,363,869)	(435,510)	(299,403)
Net unrealized appreciation (depreciation) on foreign currency translations	-	341	(12,496)	(685)	-
Net unrealized appreciation (depreciation) on investments and foreign currency translations	$8,736,729	$171,579	$7,869,963	$1,273,752	$8,059,855

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

		International	International	Global
	All Cap	All Cap	Small Cap	Value
	Value Fund	Value Fund	Value Fund	Fund

Undistributed ordinary income	$216,462	$38,937	$945,923	$140,198
Undistributed long-term capital gains	-	-	409,083	-
Tax accumulated earnings	216,462	38,937	1,355,006	140,198
Accumulated capital and other losses	(397,806)	(76,200)	-	(228,953)
Unrealized appreciation (depreciation) on investments and foreign currency translations	4,770,736	(62,580)	1,437,090	592,955
Total accumulated earnings (deficit)	$4,589,392	$(99,843)	$2,792,096	$504,200

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011 were as follows:

	All Cap Value Fund		International All Cap Value Fund

	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,
	2012	2011	2012	2011

Distributions paid from:
Ordinary Income	$151,201	$240,714	$10,530	$-
Net long-term capital gains	18,119	4,841	-	-
Total taxable distributions	169,320	245,555	10,530	-
Total distributions paid	$169,320	$245,555	$10,530	$-

	International Small Cap Value Fund		Global Value Fund

	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,
	2012	2011	2012	2011

Distributions paid from:
Ordinary Income	$951,567	$979,649	$115,276	$129,729
Net long-term capital gains	216,046	-	-	-
Total taxable distributions	1,167,613	979,649	115,276	129,729
Total distributions paid	$1,167,613	$979,649	$115,276	$129,729

At October 31, 2012, the Funds had accumulated capital loss carryforwards as follows:

		International	International	Global
	All Cap	All Cap	Small Cap	Value
	Value Fund	Value Fund	Value Fund	Fund

For losses expiring October 31,
2018	$-	$-	$-	$1,701
2019	-	-	-	222,406
Not subject to expiration:
Short-term	274,802	56,802	-	4,846
Long-term	123,004	19,398	-	-
Total	$397,806	$76,200	$-	$228,953

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2013, the All Cap Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Global Value Fund received $0, $0, $264, $0 and, respectively in redemption fees. For the period December 31, 2012 (commencement of operations) through April 30, 2013 the Strategic Income Fund received $1,161 in redemption fees.

Note 6 – Investment Transactions
For the periods ended April 30, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Value Fund	$13,417,637	$9,991,696
International All Cap Value Fund	383,841	390,816
International Small Cap Value Fund	27,857,234	12,857,671
Global Value Fund	11,183,850	6,776,772
Strategic Income Fund (December 31, 2013 – April 30, 2013)	36,650,082	31,535,679

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2013, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks1	$44,770,481	$-	$-	$44,770,481
Short-Term Investments	1,664,038	-	-	1,664,038
Total Investments	$46,434,519	$-	$-	$46,434,519

1	All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$-	$212,604	$-	$212,604
Consumer Staples	42,584	164,900	-	207,484
Energy	-	80,134	-	80,134
Financials	81,961	361,663	-	443,624
Health Care	-	166,962	-	166,962
Industrials	14,380	225,562	4,343	244,285
Information Technology	-	126,395	-	126,395
Materials	-	188,109	-	188,109
Telecommunication Services	-	32,067	-	32,067
Utilities	-	31,476	-	31,476
Total Common Stocks	138,925	1,589,872	4,343	1,733,140
Short-Term Investments	57,782	-	-	57,782
Total Investments	$196,707	$1,589,872	$4,343	$1,790,922

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$-	$7,526,579	$-	$7,526,579
Consumer Staples	464,414	6,684,040	-	7,148,454
Energy	-	909,307	-	909,307
Financials	4,011,361	18,566,571	-	22,577,932
Health Care	-	4,038,021	-	4,038,021
Industrials	791,940	10,253,168	90,566	11,135,674
Information Technology	-	6,277,804	-	6,277,804
Materials	-	8,744,404	-	8,744,404
Telecommunication Services	740,064	-	-	740,064
Utilities	-	535,635	-	535,635
Total Common Stocks	6,007,779	63,535,529	90,566	69,633,874
Short-Term Investments	4,068,141	-	-	4,068,141
Total Investments	$10,075,920	$63,535,529	$90,566	$73,702,015

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $1,589,872 and $63,535,529 of investment securities from International All Cap Value and International Small Cap Value Fund, respectively, were classified as Level 2.

**
The International All Cap Value and International Small Cap Value Funds each held one Level 3 security at period end, the value of such security was $4,343 and $90,566 for the International All Cap Value and International Small Cap Value Fund, respectively. The security classified as Level 3 was halted and the Advisor has applied an increasing percentage discount to the last available price for the security as a fair value price for the security.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2012	$4,349	$90,685
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	(6)	(119)
Purchases	-	-
Sales	-	-
Ending balance April 30, 2013	$4,343	$90,566

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$1,600,672	$1,058,439	$-	$2,659,111
Consumer Staples	1,175,101	760,760	-	1,935,861
Energy	1,196,447	467,112	-	1,663,559

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Financials	2,897,851	2,014,443	-	4,912,294
Health Care	-	448,440	-	448,440
Industrials	1,632,664	1,198,293	-	2,830,957
Information Technology	595,081	603,649	-	1,198,730
Materials	844,104	583,534	-	1,427,638
Telecommunication Services	-	187,527	-	187,527
Utilities	-	281,414	-	281,414
Total Common Stocks	9,941,920	7,603,611	-	17,545,531
Short-Term Investments	643,335	-	-	643,335
Total Investments	$10,585,255	$7,603,611	$-	$18,188,866

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $7,603,611 of investment securities from the Global Value Fund was classified as Level 2.

Transfers are recognized at the end of the reporting period. As of April 30, 2013, certain of the International All Cap Value, the International Small Cap Value and the Global Value Funds’ securities transferred Levels due to the Funds performing a fair value adjustment. The following is a reconciliation of transfers between Levels from October 31, 2012 to April 30, 2013, represented by recognizing the April 30, 2013 market value of securities:

	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund
Transfers into Level 1	$-	$-	$-
Transfers out of Level 1	(38,430)	(2,617,303)	(219,843)
Net transfers in (out) of Level 1	$(38,430)	$(2,617,303)	$(219,843)

Transfers into Level 2	$38,430	$2,617,303	$219,843
Transfers out of Level 2	-	-	-
Net transfers in (out) of Level 2	$38,430	$2,617,303	$219,843

Strategic Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Communications	$2,920,210	$-	$-	$2,920,210
Consumer, Non-cyclical	4,736,909	-	-	4,736,909
Energy	3,016,009	-	-	3,016,009
Financial	907,321	-	-	907,321
Utilities	3,311,779	-	-	3,311,779
Corporate Bonds
Basic Materials	-	2,749,828	-	2,749,828
Communications	-	1,328,575	-	1,328,575
Consumer, Cyclical	-	4,385,224	-	4,385,224
Consumer, Non-cyclical	-	514,375	-	514,375

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Diversified	-	2,133,800	-	2,133,800
Energy	-	6,073,652	-	6,073,652
Financial	-	7,866,400	-	7,866,400
Mutual Funds	4,818,271	-	-	4,818,271
Preferred Stocks
Communications	2,984,783	-	-	2,984,783
Consumer, Non-cyclical	157,399	-	-	157,399
Financial	67,160,048	-	-	67,160,048
Industrial	2,130,914	-	-	2,130,914
Utilities	5,769,249	-	-	5,769,249
Total	97,912,892	25,051,854	-	122,964,746
Short-Term Investments	7,508,068	-	-	7,508,068
Total Investments	$105,420,960	$25,051,854	$-	$130,472,814

** The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 9 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts are bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Funds.  For the periods ended April 30, 2013 (for each Fund the six month ended April 30, 2013, except for the Strategic Income Fund, which was from the commencement of operations on December 31, 2012 through April 30, 2013), the Funds did not enter into any forward contracts.

Note 10 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Advisory Research Funds
EXPENSE EXAMPLE
For the Periods Ended April 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/12 to 4/30/13 for the All Cap Value Fund, the International All Cap Value Fund, the International Small Cap Value Fund and the Global Value Fund.

For Strategic Income Fund, the Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/31/12 (commencement of operations) to 4/30/13. The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/12 to 4/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,148.10	$6.39
Hypothetical (5% annual return before expenses)	1,000.00	1,018.84	6.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Advisory Research International All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,123.10	$7.11
Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.75

Advisory Research Funds
EXPENSE EXAMPLE - Continued
For the Periods Ended April 30, 2013 (Unaudited)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,133.70	$7.04
Hypothetical (5% annual return before expenses)	1,000.00	1,018.19	6.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Advisory Research Global Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13
Actual Performance	$1,000.00	$1,123.50	$7.11
Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Advisory Research Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	12/31/12*	4/30/13	12/31/12* – 4/30/13
Actual Performance**	$1,000.00	$1,052.00	$3.06
	11/1/12	4/30/13	11/1/12 – 4/30/13
Hypothetical (5% annual return before expenses)^	1,000.00	1,020.33	4.51

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period since inception).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Advisory Research Funds
a series of the Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research International All Cap Value Fund	ADVEX	461 418 477
Advisory Research International Small Cap Value Fund	ADVIX	461 418 741
Advisory Research Global Value Fund	ADVWX	461 418 683
Advisory Research Strategic Income Fund	ADVNX	461 41P 503

Privacy Principles of the Advisory Research Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-888-665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Advisory Research Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 1-888-665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2013